FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts.

At June 30, 2021 and December 31, 2020, assets held in the Trust Account were comprised of $.33 and $5,563 in cash equivalents and $139,188,837.90 and $139,152,937 in U.S. Treasury Bills at amortized cost. During the six months ended June 30, 2021, the Company did not withdraw any interest income from the Trust Account to pay its tax obligations.

At June 30, 2021, there were 4,110,000 Private Placement Warrants outstanding that were measured at fair value.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity securities at June 30, 2021 and December 31, 2020 are as follows:

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Gains	Fair Value
June 30, 2021	Liquid Treasury Money Market Fund	1	$139,188,838	$0	$139,188,838
December 31, 2020	U.S. Treasury Securities (Matured on 01/07/2021)(1)	1	$139,152,937	$2,063	$139,155,000

				Fair value at
			Fair value at	December 31,
Liabilities:	Warrant Liabilities	Level	June 30, 2021	2020
	Warrant Liability	3	$12,330,000	$3,452,400
	Convertible Promissory Notes – Related Party	3	1,350,000	500,000
(1)	The Company notes that the U.S. Treasury Securities were reinvested with the funds from the previously matured securities

The Company recognizes transfers into and out of the fair value levels at the end of the reporting period. There were no transfers into or out of the levels during the six months ended June 30, 2021 or December 31, 2020.

The Company established the initial fair value for the private warrants on October 22, 2019, the date of the Company’s Initial Public Offering, using a Binomial Lattice Model. The Company continues to classify the private warrants as Level 3 due to the use of unobservable inputs and continues to value the private warrants using a Binomial Lattice Model.

The key inputs into the Binomial Lattice Model for the Private Placement Warrants were as follows at June 30, 2021 and December 31, 2020:

Input	June 30, 2021	December 31, 2020
Risk-free interest rate	0.80%	0.28%
Dividend yield	0.00%	0.00%
Implied volatility	40.04%	15.4%
Exercise price	$11.50	$11.50
Market Stock Price	$10.00	$10.20

On June 30, 2021 and December 31, 2020, the Private Placement Warrants were determined to be $3 and $0.84 and per warrant, respectively, for an aggregate value of $12.3 million and $3.5 million, respectively.

The following table presents the changes in the fair value of warrant liabilities:

Private Placement
Warrants
Fair value as of December 31, 2020	$3,452,400
Change in valuation inputs or other assumptions	8,877,600
Fair value as of June 30, 2021	$12,330,000

NOTE 8. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheet and adjusted for the amortization or accretion of premiums or discounts.

At December 31, 2020, assets held in the Trust Account were comprised of $5,563 in cash equivalents and $139,152,937 in U.S. Treasury Bills at amortized cost. During the period ended December 31, 2020, the Company did not withdraw any interest income from the Trust Account to pay its tax obligations.

At December 31, 2019, assets held in the Trust Account were comprised of $220 in cash and $138,414,259 U.S Treasury Bills, at amortized cost. During the period ended December 31, 2019, the Company did not withdraw any interest income from the Trust Account to pay its tax obligations.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity securities at December 31, 2020 and 2019 are as follows:

				Gross
			Amortized	Holding
Assets:	Held-To-Maturity Securities	Level	Cost	Gains	Fair Value
December 31, 2020	U.S. Treasury Securities (Matured on 01/07/2021)(1)	1	$139,152,937	$2,063	$139,155,000

December 31, 2019	U.S. Treasury Securities (Matured on 4/16/2020)	1	$138,414,259	$26,719	$138,440,978

			December 31,	December 31,
Liabilities:	Warrant Liabilities	Level	2020	2019
	Private Placement Warrants	3	$3,452,400	$1,972,800
(1)	The company notes that the U.S. Treasury Securities were reinvested with the funds from the previously matured securities

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.

Initial Measurement

The Company established the initial fair value for the private warrants on October 22, 2019, the date of the Company’s Initial Public Offering, using a Binomial Lattice Model. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

The key inputs into the Binomial Lattice Model for the Private Placement Warrants were as follows at initial measurement:

	October 22, 2019
	(Initial	December 31,	December 31,
Input	Measurement)	2019	2020
Risk-free interest rate	1.61%	1.70%	0.28%
Dividend yield	0.00%	0.00%	0.00%
Implied volatility	7.3%	8.6%	15.4%
Exercise price	$11.50	$11.50	$11.50
Market Stock Price	$9.80	$9.80	$10.20

On October 22, 2019, the Private Placement Warrants were determined to be $0.33 per warrant for an aggregate value of $1.4 million.

Subsequent Measurement

The Warrants are measured at fair value on a recurring basis. The subsequent measurement of the private warrants are performed using the Binomial Lattice Model.

As of December 31, 2020, the aggregate value of the Private Placement Warrants was $3.5 million.

The following table presents the changes in the fair value of warrant liabilities:

Private Placement
Warrants
Fair value as of October 22, 2019	$—
Initial measurement on October 22, 2019 (IPO)	1,356,300
Change in valuation inputs or other assumptions	616,500
Fair value as of December 31, 2019	1,972,800
Change in valuation inputs or other assumptions	1,479,600
Fair value as of December 31, 2020	$3,452,400

The Company recognizes transfers into and out of the fair value levels at the end of the reporting period. There were no transfers into or out of the levels during the year ended December 31, 2020 or the period from July 30 2019 (inception) through December 31, 2019.